IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,208,814	$ 1,100,831
Acceptances	17,872	19,873
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Other liabilities	95,235	70,301
Lease liabilities	5,110	5,077
Subordinated debentures	10,025	9,593
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,219,996	1,099,635
Acceptances	17,872	19,873
Obligations related to securities sold short	35,395	37,462
Obligations related to assets sold under repurchase agreements and securities loaned	274,071	262,217
Other liabilities	72,048	45,405
Lease liabilities	5,110	5,077
Subordinated debentures	10,036	9,606
Financial liabilities	1,634,528	1,479,275
Off-balance sheet items	353,963	307,494
Total financial liabilities and off-balance sheet items	1,988,491	1,786,769
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	20,291	16,867
Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	456	716
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	333,216	289,911
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	562,288	576,161
Acceptances	0	1
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	16,367	19,234
Other liabilities	508	620
Lease liabilities	0	0
Subordinated debentures	0	0
Financial liabilities	579,163	596,016
Off-balance sheet items	304,895	265,461
Total financial liabilities and off-balance sheet items	884,058	861,477
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	20,289	16,867
On demand [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	284,606	248,594
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,023,324	943,633
Acceptances	17,872	19,868
Obligations related to securities sold short	34,105	35,524
Obligations related to assets sold under repurchase agreements and securities loaned	273,001	261,533
Other liabilities	71,689	48,901
Subordinated debentures	110	188
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	463,711	367,389
Acceptances	17,872	19,867
Obligations related to securities sold short	35,395	37,462
Obligations related to assets sold under repurchase agreements and securities loaned	256,756	242,314
Other liabilities	61,420	35,984
Lease liabilities	654	631
Subordinated debentures	110	188
Financial liabilities	835,918	703,835
Off-balance sheet items	48,648	41,319
Total financial liabilities and off-balance sheet items	884,566	745,154
Under 1 year [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	2	0
Under 1 year [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	73	81
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	48,573	41,238
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	50,169	44,951
Acceptances	0	5
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	948	669
Other liabilities	220	384
Lease liabilities	630	582
Subordinated debentures	0	110
Financial liabilities	51,967	46,701
Off-balance sheet items	61	159
Total financial liabilities and off-balance sheet items	52,028	46,860
1 to 2 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
1 to 2 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	60	82
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1	77
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	106,568	78,071
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	709	544
Lease liabilities	1,609	1,522
Subordinated debentures	1,884	1,916
Financial liabilities	110,770	82,053
Off-balance sheet items	172	211
Total financial liabilities and off-balance sheet items	110,942	82,264
2 years to 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
2 years to 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	136	209
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	36	2
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	37,260	33,063
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	9,191	7,873
Lease liabilities	2,217	2,342
Subordinated debentures	8,042	7,392
Financial liabilities	56,710	50,670
Off-balance sheet items	187	344
Total financial liabilities and off-balance sheet items	56,897	51,014
Over 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
Over 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	187	344
Over 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 0	$ 0